UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                    OPPENHEIMER QUEST OPPORTUNITY VALUE FUND
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS JULY 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
Common Stocks--93.3%
Consumer Discretionary--13.1%
---------------------------------------------------------------------------------------------------------
Automobiles--0.4%
Honda Motor Co. Ltd., Sponsored ADR                                          349,000   $      8,470,230
---------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--4.7%
Carnival Corp.                                                               795,400         37,073,594
---------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                        1,202,900         58,701,520
                                                                                        -----------------
                                                                                             95,775,114
---------------------------------------------------------------------------------------------------------
Leisure Equipment & Products--0.9%
Mattel, Inc.                                                               1,073,000         18,798,960
---------------------------------------------------------------------------------------------------------
Media--2.8%
EchoStar Communications Corp., Cl. A 1                                       346,000          9,591,120
---------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                 2,011,000         17,053,280
---------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., A Shares 1                                100,550          3,135,149
---------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                          167,600         12,070,552
---------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                          897,000         14,935,050
                                                                                        -----------------
                                                                                             56,785,151
---------------------------------------------------------------------------------------------------------
Multiline Retail--2.4%
Dollar General Corp.                                                       2,459,300         47,464,490
---------------------------------------------------------------------------------------------------------
Specialty Retail--1.9%
Home Depot, Inc.                                                             357,000         12,038,040
---------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                       1,653,900         27,123,960
                                                                                        -----------------
                                                                                             39,162,000

---------------------------------------------------------------------------------------------------------
Consumer Staples--5.5%
---------------------------------------------------------------------------------------------------------
Food & Staples Retailing--3.6%
Wal-Mart Stores, Inc.                                                      1,367,000         72,464,670
---------------------------------------------------------------------------------------------------------
Food Products--1.9%
Dean Foods Co. 1                                                           1,051,700         38,891,866
---------------------------------------------------------------------------------------------------------
Energy--8.8%
---------------------------------------------------------------------------------------------------------
Energy Equipment & Services--2.1%
Nabors Industries Ltd. 1                                                     942,000         43,803,000
---------------------------------------------------------------------------------------------------------
Oil & Gas--6.7%
BP plc, ADR                                                                  870,500         49,061,380
---------------------------------------------------------------------------------------------------------
ConocoPhillips                                                               580,100         45,694,477
---------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                            886,000         41,021,800
                                                                                        -----------------
                                                                                            135,777,657
---------------------------------------------------------------------------------------------------------
Financials--19.7%
---------------------------------------------------------------------------------------------------------
Diversified Financial Services--4.1%
Citigroup, Inc.                                                              942,133         41,538,644
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                    336,000         16,705,920
---------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                     2,903,000         25,488,340
                                                                                        -----------------
                                                                                             83,732,904
---------------------------------------------------------------------------------------------------------
Insurance--7.9%
AFLAC, Inc.                                                                1,433,000         56,804,120
---------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                1,222,000         54,232,360
---------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                       703,000         49,688,040
                                                                                        -----------------
                                                                                            160,724,520
---------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--7.7%
Fannie Mae                                                                 1,148,000   $     81,462,080
---------------------------------------------------------------------------------------------------------
Freddie Mac                                                                1,161,200         74,676,772
                                                                                        -----------------
                                                                                            156,138,852
---------------------------------------------------------------------------------------------------------
Health Care--11.0%
---------------------------------------------------------------------------------------------------------
Biotechnology--3.0%
Amgen, Inc. 1                                                                356,000         20,249,280
---------------------------------------------------------------------------------------------------------
Wyeth                                                                      1,138,200         40,292,280
                                                                                        -----------------
                                                                                             60,541,560
---------------------------------------------------------------------------------------------------------
Health Care Providers & Services--1.1%
Anthem, Inc. 1                                                               271,000         22,349,370
---------------------------------------------------------------------------------------------------------
Pharmaceuticals--6.9%
Johnson & Johnson                                                            298,000         16,470,460
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                               2,013,000         64,335,480
---------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA, ADR                                                  1,803,000         59,589,150
                                                                                        -----------------
                                                                                            140,395,090
---------------------------------------------------------------------------------------------------------
Industrials--8.3%
---------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--1.3%
ChoicePoint, Inc. 1                                                          628,100         26,380,200
---------------------------------------------------------------------------------------------------------
Industrial Conglomerates--6.3%
General Electric Co.                                                       2,706,900         90,004,425
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                    1,274,000         39,494,000
                                                                                        -----------------
                                                                                            129,498,425
---------------------------------------------------------------------------------------------------------
Road & Rail--0.7%
Union Pacific Corp.                                                          249,100         14,034,294
---------------------------------------------------------------------------------------------------------
Information Technology--16.7%
---------------------------------------------------------------------------------------------------------
Communications Equipment--3.8%
Cisco Systems, Inc. 1                                                        789,000         16,458,540
---------------------------------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                                       6,777,600         23,382,720
---------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                 3,300,000         38,346,000
                                                                                        -----------------
                                                                                             78,187,260
---------------------------------------------------------------------------------------------------------
Computers & Peripherals--5.9%
Dell, Inc. 1                                                               2,129,000         75,515,630
---------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                1,837,000         20,151,890
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                        275,000         23,944,250
                                                                                        -----------------
                                                                                            119,611,770
---------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.7%
Agilent Technologies, Inc. 1                                                 619,000         14,738,390
---------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--3.6%
Agere Systems, Inc., Cl. A 1                                               1,455,900          1,805,316
---------------------------------------------------------------------------------------------------------
Applied Materials, Inc. 1                                                  1,464,000         24,844,080
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  869,000         21,186,220
---------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    1,215,000         25,915,950
                                                                                        -----------------
                                                                                             73,751,566
---------------------------------------------------------------------------------------------------------
Software--2.7%
Cadence Design Systems, Inc. 1                                               996,300         13,420,161
---------------------------------------------------------------------------------------------------------
Dassault Systemes SA, ADR                                                    895,866         40,717,110
                                                                                        -----------------
                                                                                             54,137,271
---------------------------------------------------------------------------------------------------------
Materials--10.2%
---------------------------------------------------------------------------------------------------------
Metals & Mining--6.8%
Alcan, Inc.                                                                  955,000         37,837,100
---------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                  651,000         20,851,530
---------------------------------------------------------------------------------------------------------
Inco Ltd. 1                                                                1,373,200         45,823,684
---------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                  411,000         34,380,150
                                                                                        -----------------
                                                                                            138,892,464
---------------------------------------------------------------------------------------------------------
Paper & Forest Products--3.4%
International Paper Co.                                                    1,230,000         53,172,900
---------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                           491,000         14,661,260
                                                                                        -----------------
                                                                                             67,834,160
                                                                                        -----------------
Total Common Stocks (Cost $1,761,774,938)                                                 1,898,341,234

                                                                               Units
---------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
---------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., A Shares Rts., Exp. 8/23/04 1
(Cost $0)                                                                     20,110            120,861

                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
U.S. Government Obligations--5.5%
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.75%, 11/15/05 (Cost $111,748,850)            $     107,200,000        111,927,734
---------------------------------------------------------------------------------------------------------
Short-Term Notes--1.2%
---------------------------------------------------------------------------------------------------------
Federal Home Loan Bank,
1.27%, 8/2/04 (Cost $23,240,180)                                          23,241,000         23,240,180
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,896,763,968)                              100.0%     2,033,630,009
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.0            616,225
                                                                     ------------------------------------
Net Assets                                                                     100.0%  $  2,034,246,234
                                                                     ====================================

Footnote to Statement of Investments
1. Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)